Consolidated statement of comprehensive income of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income / (loss)	€ 2,469	€ 438	€ (431)
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	8	8	13
Remeasurements of defined benefit plans	224	(392)	240
Income tax relating to items that will not be reclassified	(166)	86	(77)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-saleinvestments	1,283	854	(2,175)
(Gains) / losses transferred to income statement on disposal and impairment of available-for- sale investments	(1,330)	(2,122)	(485)
Changes in cash flow hedging reserve	(853)	(54)	446
Movement in foreign currency translation and net foreign investment hedging reserves	(2,149)	69	1,419
Equity movements of joint ventures	(15)	9	(8)
Equity movements of associates	(5)	3	(1)
Disposal of group assets	7		(544)
Income tax relating to items that may be reclassified	951	225	783
Other	9	12	9
Total other comprehensive income / (loss)	(2,038)	(1,301)	(380)
Total comprehensive income / (loss)	431	(863)	(811)
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.	435	(878)	(811)
Non-controllinginterests	(3)	15
Total comprehensive income / (loss)	€ 431	€ (863)	€ (811)